PGIM S&P 500 Buffer 12 ETF - August
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 103.5%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $81,584)(wb)	81,584	$81,584
Options Purchased*~ 102.4%
(cost $7,225,556)		7,225,101

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.5% (cost $7,307,140)		7,306,685
Options Written*~ (3.9)%
(premiums received $275,934)		(276,390)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.6% (cost $7,031,206)		7,030,295
Other assets in excess of liabilities(z) 0.4%		28,509

Net Assets 100.0%		$7,058,804

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$6.32		111		11	$6,861,687
SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08		111		11	363,414
Total Options Purchased (cost $7,225,556)								$7,225,101
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$721.01		111		11	$(92,574)
SPDR S&P 500 ETF Trust	Put	07/31/26	$556.23		111		11	(183,816)
Total Options Written (premiums received $275,934)								$(276,390)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1